Exhibit 99.1

World Omni Auto Receivables Trust 2023-D

Monthly Servicer Certificate

September 30, 2024

Dates Covered
Collections Period	09/01/24 - 09/30/24
Interest Accrual Period	09/16/24 - 10/14/24
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/24	692,649,333.92	34,135
Yield Supplement Overcollateralization Amount 08/31/24	69,314,408.60	0
Receivables Balance 08/31/24	761,963,742.52	34,135
Principal Payments	28,425,691.51	667
Defaulted Receivables	1,024,577.56	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/24	65,747,379.26	0
Pool Balance at 09/30/24	666,766,094.19	33,430

Pool Statistics	$ Amount	# of Accounts
Pool Factor	65.44%
Prepayment ABS Speed	1.58%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	8,855,423.04	316
Past Due 61-90 days	2,073,682.39	81
Past Due 91-120 days	697,904.64	24
Past Due 121+ days	0.00	0
Total	11,627,010.07	421

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.59%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.38%
Delinquency Trigger Occurred	NO

Recoveries	637,296.56
Aggregate Net Losses/(Gains) - September 2024	387,281.00
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.61%
Prior Net Losses/(Gains) Ratio	0.34%
Second Prior Net Losses/(Gains) Ratio	0.22%
Third Prior Net Losses/(Gains) Ratio	0.47%
Four Month Average	0.41%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.29%

Overcollateralization Target Amount	7,667,810.08
Actual Overcollateralization	7,667,810.08
Weighted Average Contract Rate	6.22%
Weighted Average Contract Rate, Yield Adjusted	11.22%
Weighted Average Remaining Term	50.73

Flow of Funds	$ Amount
Collections	32,992,617.84
Investment Earnings on Cash Accounts	15,434.95
Servicing Fee	(634,969.79)
Transfer to Collection Account	-
Available Funds	32,373,083.00

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,095,094.54
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	2,897,772.39
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,020,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,667,810.08
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,460,369.99

Total Distributions of Available Funds	32,373,083.00

Servicing Fee	634,969.79
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 09/16/24	684,683,866.58
Principal Paid	25,585,582.47
Note Balance @ 10/15/24	659,098,284.11

Class A-1
Note Balance @ 09/16/24	0.00
Principal Paid	0.00
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class A-2a
Note Balance @ 09/16/24	130,121,933.28
Principal Paid	12,792,791.24
Note Balance @ 10/15/24	117,329,142.04
Note Factor @ 10/15/24	62.1117745%

Class A-2b
Note Balance @ 09/16/24	130,121,933.30
Principal Paid	12,792,791.23
Note Balance @ 10/15/24	117,329,142.07
Note Factor @ 10/15/24	62.1117745%

Class A-3
Note Balance @ 09/16/24	317,800,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	317,800,000.00
Note Factor @ 10/15/24	100.0000000%

Class A-4
Note Balance @ 09/16/24	61,560,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	61,560,000.00
Note Factor @ 10/15/24	100.0000000%

Class B
Note Balance @ 09/16/24	30,060,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	30,060,000.00
Note Factor @ 10/15/24	100.0000000%

Class C
Note Balance @ 09/16/24	15,020,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	15,020,000.00
Note Factor @ 10/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,327,130.54
Total Principal Paid	25,585,582.47
Total Paid	28,912,713.01

Class A-1
Coupon	5.66800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.91000%
Interest Paid	640,850.52
Principal Paid	12,792,791.24
Total Paid to A-2a Holders	13,433,641.76

Class A-2b
SOFR Rate	5.34207%
Coupon	5.92207%
Interest Paid	620,754.02
Principal Paid	12,792,791.23
Total Paid to A-2b Holders	13,413,545.25

Class A-3
Coupon	5.79000%
Interest Paid	1,533,385.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,533,385.00

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50

Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.3293279
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.6024801
Total Distribution Amount	28.9318080

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.3925385
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	67.7225582
Total A-2a Distribution Amount	71.1150967

A-2b Interest Distribution Amount	3.2861515
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	67.7225581
Total A-2b Distribution Amount	71.0087096

A-3 Interest Distribution Amount	4.8250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.8250000

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	113.26
Noteholders' Third Priority Principal Distributable Amount	587.05
Noteholders' Principal Distributable Amount	299.69

Account Balances	$ Amount
Reserve Account
Balance as of 09/16/24	2,504,634.24
Investment Earnings	10,375.29
Investment Earnings Paid	(10,375.29)
Deposit/(Withdrawal)	-
Balance as of 10/15/24	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,992,303.74	4,874,426.51	6,724,899.27
Number of Extensions	141	178	214
Ratio of extensions to Beginning of Period Receivables Balance	0.52%	0.61%	0.81%